Dividends (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
Dividends [Line Items]
Dividend	$ 640,344	$ 5,000,000	$ 1,104,231	$ 8,653,088	$ 640,344	$ 5,000,000	$ 127,611	$ 1,000,000	$ 1,231,842	$ 9,653,088
Dividend 2022 [Member]
Dividends [Line Items]
Dividend declared									May 15, 2023	May 15, 2023
Dividend 2023 [Member]
Dividends [Line Items]
Dividend declared					Jun. 03, 2024	Jun. 03, 2024